Commitments and contingencies (License and Management Fees) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Bridge [Member]	Dec. 31, 2012 Bridge [Member]	Dec. 31, 2013 Basement Manager [Member]	Dec. 31, 2012 Basement Manager [Member]	Dec. 31, 2013 TCI [Member]	Dec. 31, 2009 TCI [Member]	Dec. 31, 2013 STK-Vegas [Member]	Dec. 31, 2012 STK-Vegas [Member]	Dec. 31, 2010 STK-Vegas [Member]	Dec. 31, 2013 One 29 Park [Member]	Dec. 31, 2012 One 29 Park [Member]	Dec. 31, 2013 Hip Hospitality UK [Member]	Dec. 31, 2012 Hip Hospitality UK [Member]	Dec. 31, 2013 TOG Aldwych [Member]	Dec. 31, 2013 Heraea [Member]	Dec. 31, 2012 Heraea [Member]
License and Management Fees [Line Items]
Management fees	$ 79,120	$ 85,974	$ 60,989	$ 300,000										$ 1,206,139
Management fees revenue							4,117,533	2,613,812		693,847	762,191	817,940	194,356
Management fee payable	39,514	38,783
Management fee payable, percent of gross revenue	2.00%				1.00%
Management agreement term						10 years			10 years							10 years
Management fees receivable												790,511	576,139	143,474
Management fee receivable, percent of gross sales							5.00%
Management fee receivable, percent of revenue					5.00%					5.00%		5.50%			5.00%
Management fee receivable, percent of receipts														5.00%
Percentage of base beverage fees										50.00%
License fee receivable, percent					1.00%
License fees payable, percent of gross revenue					1.00%
Incentive fee, description							20% of net profits prior to the investment breakeven point date and 43% of net profits thereafter
Development fee							200,000
Credit against obligation							$ 387,000
Marketing fee, percent of food and beverage receipts														1.50%
Additional fee, percent of operating profits														65.00%
Number of five year option periods									2							2